CONVERTIBLE DEBENTURE	12 Months Ended
Dec. 31, 2023
CONVERTIBLE DEBENTURE
CONVERTIBLE DEBENTURE
13.	CONVERTIBLE DEBENTURE

Balance, December 31, 2021 and 2022	$—
Recognition of liability	22,611
Change in fair value	164
Balance, December 31, 2023	$22,775

On December 18, 2023, the Company issued an unsecured convertible debenture to Franco-Nevada for cash proceeds of $25,000,000 (the "Debenture"). The Debenture matures on the earlier of: (i) five years; or (ii) the completion of project financing of at least US$200,000,000 for the construction and development of the Eskay Creek project. The Debenture bears interest of 7% per annum, payable every calendar quarter. The Company has the option quarterly to elect to pay the interest in cash or accruing it to the principal amount of the Debenture and paying it upon the Debenture’s maturity. In December 2023, the Company elected to accrue the interest.

Franco-Nevada has the option (“conversion option”), at any time, to convert some or all of the outstanding principal amount of the Debenture into common shares at a conversion price of $7.70 per common share (the "conversion price"). After the third anniversary of the issuance of the Debenture, the Debenture may be redeemed in whole or in part from time to time at the Company's option (“redemption option”) at a price equal to the principal amount plus accrued and unpaid interest, provided that the volume weighted average trading price of the common shares on the TSX for the previous 20 consecutive trading day period is more than 135% of the conversion price.

Upon any occurrence of a change of control, Franco-Nevada has the option to require the Company to purchase the Debenture in cash by payment of: (i) 130% of the principal amount, plus any accrued or unpaid interest, if the change of control occurred on or prior to the third anniversary of the issuance of the Debenture; or (ii) 115% of the principal amount, plus any accrued and unpaid interest, if the change of control occurred at any time thereafter.

The Company must comply with certain covenants. As at December 31, 2023, the Company was in compliance with those covenants.

13.	CONVERTIBLE DEBENTURE (continued)

Management determined that the Debenture is a compound instrument that includes liability and equity components. The liability component of the Debenture contains multiple embedded derivatives. Management designated the liability component at FVTPL and as a result, the liability will be revalued at the end of each reporting period. Realized and unrealized gains and losses arising from changes in the fair value of the liability are included in profit or loss in the period in which they arise. The conversion option was determined by Management to meet the criteria to be classified as an equity component of the Debenture.

Significant judgements applied by Management in valuing the liability component included assigning probabilities to the likelihood and timing of (i) the Company completing a project financing of at least US$200,000,000 during the term of the Debenture; and (ii) a change of control event occurring during the term of the Debenture. The valuation of the liability component and the conversion option equity component were sensitive to the probabilities assigned by Management.

At initial recognition, the Debenture proceeds of $25,000,000 were allocated by Management between the liability component ($22,611,000) and the conversion option equity component ($2,389,000) recorded in Reserves. Management determined the fair values of the liability and equity components by using the partial differential equation approach.

Transaction costs directly attributable to the Debenture of $51,000 were allocated between the liability component ($47,000, which were immediately expensed) and the equity component ($4,000) in proportion to the allocation of the Debenture proceeds between those components at initial recognition. Deferred tax expense of $644,000 was recorded in Reserves at initial recognition as a result of recording a deferred tax liability for the temporary difference between the amount recorded for the conversion option equity component of the Debenture in the financial statements and the corresponding amount computed for income tax purposes.